GLG International Small Cap Fund (the “Fund”)

Class C (GLGCX) and Class I (GLGSX) Shares)

Series of GLG Investment Series Trust (the “Trust”)

Supplement dated December 31, 2012 to the

Statement of Additional Information dated September 27, 2012, as amended October 26, 2012

Effective December 31, 2012, Marvin Damsma, Dale M. Hanson and John B. Rowsell resigned from the Board of Trustees of the Trust. All references to Messrs. Damsma, Hanson and Rowsell in the SAI are hereby removed.

Additionally, the following table under “Management of the Company” on pages 17-18 is replaced in its entirety.

Independent Trustees(1)

Name, Address(2) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee	Number of Portfolios, including Trust, in Fund Complex Overseen(3)

Gregory E. Barton (Age 50)	Trustee	Since July 2010	Executive Vice President/General Counsel/Secretary, TheStreet, Inc. (2009-2012); General Counsel/Secretary, Martha Stewart Living Omnimedia, Inc.(2007-2008); Executive Vice President/General Counsel/Secretary, Ziff Davis Media Inc. (2002-2007)	Man Long Short Fund; Wisdom Tree Trust	2

Aniello A. Bianco (Age 72)	Trustee	Since July 2010	Vice President, Hildebrandt International (consultancy); Management Committee Advisor/Managing Director, Chadbourne & Parke LLP	Man Long Short Fund; GLG Investments PLC; Cytogel Pharma LLC, Bianco Consulting LLC	2

Name, Address(2) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee	Number of Portfolios, including Trust, in Fund Complex Overseen(3)

J. David Officer (Age 63)	Trustee	Since July 2010	Chief Executive Officer and Chairman, Laurel Capital Advisors (2005-2009); Director DBX ETF Trust 2011-Present; Old Westbury Funds, Inc. 2011-Present; Formerly, Consultant, Fidelity (2011); Consultant, Pershing LLC (2010); Vice President, The Dreyfus Family of Funds (2010); President, Dreyfus Funds, Inc. (2006-2009); Executive Vice President, The Bank of New York Mellon (2008-2009); Executive Vice President, BNY Mellon N.A. (2008-2009); Vice President, BNY Mellon Funds Trust (2007-2009); President and Chairman, Dreyfus Founders Funds, Inc. (2007-2009); Chairman and Chief Executive Officer, Founders Asset Management (2007-2009); Consultant, The Dreyfus Corporation (2006-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, MBSC Securities Corporation (2007-2009); President, The Dreyfus Family of Funds (2007-2009); Vice President, Dreyfus Service Organization, Inc. (2004-2009); Vice Chairman, The Dreyfus Corporation (1998-2009); President, Dreyfus Service Corporation (2000-2007); President, MBSC, LLC (2002-2007); Executive Vice President, Mellon Bank, NA (1994-2008)	Man Long Short Fund; Dreyfus Transfer, Inc.; Dreyfus Service Organization, Inc.; Seven Six Seven Agency, Inc.; Mellon Residential Funding Corp.; Mellon United National Bank; Dreyfus Fund International Limited; DBX ETF Fund, since 2011; and Old Westbury Funds, Inc., since 2011	2

(1)	Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (“Independent Trustees”).

(2)	The address of each Independent Trustee of the Trust is c/o GLG Inc., HSBC Tower, 452 Fifth Avenue, 25th Floor, New York, New York 10018.

(3)	The Fund complex includes another registered investment company advised by an affiliate of the Adviser.